SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 99.12%
Argentina — 0.84%
4,100	MercadoLibre, Inc.*	$5,528,440

Belgium — 3.38%
369,609	Anheuser-Busch InBev NV	22,283,716

Denmark — 2.32%
119,422	Orsted A/S(a)	15,294,030

Finland — 2.30%
307,617	Neste Oyj	15,139,615

Germany — 3.10%
317,698	Deutsche Post AG	20,434,590

Hong Kong — 3.42%
2,232,894	AIA Group Ltd.	22,536,259

Ireland — 2.08%
106,325	Kerry Group Plc, Class A	13,717,601

Japan — 3.51%
149,098	MISUMI Group, Inc.	6,125,243
143,894	Nidec Corp.	17,021,855
		23,147,098
Netherlands — 1.27%
3,199	Adyen NV*,(a)	8,397,383

South Africa — 1.26%
53,661	Naspers Ltd., N Shares	8,328,786

Spain — 3.74%
765,396	Industria de Diseno Textil SA	24,684,057

Switzerland — 5.17%
82,192	Roche Holding AG	34,098,276

Taiwan — 3.13%
171,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,621,134

United Kingdom — 5.95%
82,508	Croda International Plc	11,301,240

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
177,143	InterContinental Hotels Group Plc*	$11,452,130
2,466,053	Legal & General Group Plc	9,958,649
284,979	St. James’s Place Plc	6,512,409
		39,224,428
United States — 57.65%
13,078	Alphabet, Inc., Class A*	37,887,489
6,030	Amazon.com, Inc.*	20,106,070
179,300	Blackstone, Inc.	23,199,627
71,400	Danaher Corp.	23,491,314
100,000	Ecolab, Inc.	23,459,000
54,812	Estee Lauder Cos, Inc. (The), Class A	20,291,402
74,200	First Republic Bank	15,323,042
311,950	Fortive Corp.	23,798,666
89,100	Incyte Corp.*	6,539,940
86,000	JPMorgan Chase & Co.	13,618,100
21,600	MarketAxess Holdings, Inc.	8,883,432
118,400	Microsoft Corp.	39,820,288
66,000	NVIDIA Corp.	19,411,260
35,100	SVB Financial Group*	23,806,224
286,600	TJX Cos, Inc. (The)	21,758,672
110,100	T-Mobile US, Inc.*	12,769,398
17,500	Twilio, Inc., Class A*	4,608,450
64,600	UnitedHealth Group, Inc.	32,438,244
32,600	Workday, Inc., Class A*	8,905,668
		380,116,286
Total Common Stocks		653,551,699
(Cost $590,886,383)
Investment Company — 0.86%
5,645,464	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	5,645,464
Total Investment Company		5,645,464
(Cost $5,645,464)
Total Investments		$659,197,163
(Cost $596,531,847) — 99.98%
Other assets in excess of liabilities — 0.02%		123,549
NET ASSETS — 100.00%		$659,320,712

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

December 31, 2021 (Unaudited)
Abbreviations used are defined below:
ADR - American Depositary Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	18.78%
Information Technology	15.43%
Health Care	14.65%
Consumer Discretionary	13.93%
Industrials	10.22%
Consumer Staples	8.54%
Communication Services	7.68%
Materials	5.27%
Utilities	2.32%
Energy	2.30%
Other*	0.88%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.